Quarterly Holdings Report
for

Fidelity ZERO℠ Large Cap Index Fund

January 31, 2020

LCX-QTLY-0320
1.9891462.101

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.	452,742	$17,032,154
CenturyLink, Inc.	59,075	806,965
Verizon Communications, Inc.	257,103	15,282,202
		33,121,321
Entertainment - 1.6%
Activision Blizzard, Inc.	47,557	2,781,133
Electronic Arts, Inc. (a)	18,626	2,010,118
Netflix, Inc. (a)	27,160	9,372,644
Take-Two Interactive Software, Inc. (a)	7,082	882,700
The Walt Disney Co.	92,684	12,819,124
		27,865,719
Interactive Media & Services - 5.1%
Alphabet, Inc.:
Class A (a)	18,647	26,717,049
Class C (a)	18,897	27,102,644
Facebook, Inc. Class A (a)	149,537	30,193,016
IAC/InterActiveCorp (a)	4,854	1,182,386
Twitter, Inc. (a)	45,185	1,467,609
		86,662,704
Media - 1.6%
CBS Corp.:
Class A	2,271	86,253
Class B	32,112	1,095,983
Charter Communications, Inc. Class A (a)(b)	10,637	5,504,222
Comcast Corp. Class A	282,763	12,212,534
Discovery Communications, Inc.:
Class A (a)(b)	9,584	280,428
Class C (non-vtg.) (a)	21,832	606,275
Fox Corp.:
Class A	22,477	833,447
Class B	9,526	346,080
Interpublic Group of Companies, Inc.	23,951	543,688
Liberty Broadband Corp.:
Class A (a)	1,638	215,544
Class C (a)	9,496	1,262,303
Liberty Global PLC:
Class A (a)	13,193	270,720
Class C (a)	36,582	712,617
Liberty Media Corp.:
Liberty Braves Class C (a)	2,269	66,141
Liberty Formula One Group Series C (a)	11,578	541,735
Liberty Media Class A (a)	2,692	119,929
Liberty SiriusXM Series A (a)	5,088	247,124
Liberty SiriusXM Series C (a)	9,632	472,161
Omnicom Group, Inc.	13,932	1,049,219
		26,466,403
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	19,567	1,549,511

TOTAL COMMUNICATION SERVICES		175,665,658

CONSUMER DISCRETIONARY - 9.9%
Auto Components - 0.1%
Aptiv PLC	16,332	1,384,790
BorgWarner, Inc.	12,993	445,530
Lear Corp.	3,966	488,532
		2,318,852
Automobiles - 0.6%
Ford Motor Co.	241,257	2,127,887
General Motors Co.	81,733	2,729,065
Tesla, Inc. (a)(b)	8,495	5,526,592
		10,383,544
Distributors - 0.0%
Genuine Parts Co.	9,103	851,768
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	24,912	1,084,419
Chipotle Mexican Grill, Inc. (a)	1,525	1,321,809
Darden Restaurants, Inc.	7,721	898,956
Domino's Pizza, Inc.	2,568	723,534
Hilton Worldwide Holdings, Inc.	18,170	1,958,726
Las Vegas Sands Corp.	22,858	1,492,856
Marriott International, Inc. Class A	17,499	2,450,910
McDonald's Corp.	47,569	10,178,339
MGM Mirage, Inc.	30,765	955,561
Norwegian Cruise Line Holdings Ltd. (a)	13,529	728,537
Royal Caribbean Cruises Ltd.	10,663	1,248,424
Starbucks Corp.	76,163	6,460,907
Wynn Resorts Ltd.	6,071	765,917
Yum! Brands, Inc.	19,319	2,043,371
		32,312,266
Household Durables - 0.3%
D.R. Horton, Inc.	21,219	1,256,165
Lennar Corp.:
Class A	17,636	1,170,325
Class B	1,325	69,576
Newell Brands, Inc.	26,768	522,779
NVR, Inc. (a)	214	816,832
Whirlpool Corp.	3,970	580,295
		4,415,972
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	25,616	51,455,372
eBay, Inc.	54,530	1,830,027
Expedia, Inc.	7,362	798,409
Liberty Interactive Corp. QVC Group Series A (a)	26,177	223,290
The Booking Holdings, Inc. (a)	2,838	5,195,101
		59,502,199
Leisure Products - 0.0%
Hasbro, Inc.	7,845	799,170
Multiline Retail - 0.5%
Dollar General Corp.	16,195	2,484,475
Dollar Tree, Inc. (a)	14,800	1,288,636
Kohl's Corp.	10,161	434,383
Target Corp.	32,203	3,566,160
		7,773,654
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	4,413	581,413
AutoZone, Inc. (a)	1,522	1,610,215
Best Buy Co., Inc.	14,298	1,210,898
Burlington Stores, Inc. (a)	4,191	911,417
CarMax, Inc. (a)(b)	10,785	1,046,576
Lowe's Companies, Inc.	49,614	5,767,131
O'Reilly Automotive, Inc. (a)	4,930	2,002,073
Ross Stores, Inc.	23,052	2,586,204
The Home Depot, Inc.	70,004	15,967,912
Tiffany & Co., Inc.	6,700	897,934
TJX Companies, Inc.	77,229	4,559,600
Tractor Supply Co.	7,555	702,237
Ulta Beauty, Inc. (a)	3,404	911,966
		38,755,576
Textiles, Apparel & Luxury Goods - 0.7%
Kontoor Brands, Inc.	2,929	111,712
lululemon athletica, Inc. (a)	6,947	1,663,042
NIKE, Inc. Class B	78,840	7,592,292
Tapestry, Inc.	17,426	449,068
VF Corp.	20,298	1,684,125
		11,500,239

TOTAL CONSUMER DISCRETIONARY		168,613,240

CONSUMER STAPLES - 7.0%
Beverages - 1.8%
Constellation Brands, Inc. Class A (sub. vtg.)	10,352	1,949,282
Molson Coors Beverage Co. Class B	11,669	648,563
Monster Beverage Corp. (a)	24,455	1,628,703
PepsiCo, Inc.	87,601	12,441,094
The Coca-Cola Co.	238,850	13,948,840
		30,616,482
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	27,391	8,368,498
Kroger Co.	49,824	1,338,273
Sysco Corp.	29,592	2,430,687
Walgreens Boots Alliance, Inc.	49,422	2,513,109
Walmart, Inc.	88,364	10,116,794
		24,767,361
Food Products - 1.1%
Archer Daniels Midland Co.	34,812	1,558,185
Conagra Brands, Inc.	30,156	992,736
General Mills, Inc.	37,167	1,940,861
Hormel Foods Corp.	16,989	802,900
Kellogg Co.	15,820	1,079,082
Lamb Weston Holdings, Inc.	9,113	832,108
McCormick & Co., Inc. (non-vtg.)	7,610	1,243,246
Mondelez International, Inc.	90,323	5,182,734
The Hershey Co.	8,688	1,348,117
The J.M. Smucker Co.	7,082	733,766
The Kraft Heinz Co.	38,719	1,130,595
Tyson Foods, Inc. Class A	18,394	1,519,896
		18,364,226
Household Products - 1.7%
Church & Dwight Co., Inc.	15,200	1,128,144
Clorox Co.	7,924	1,246,524
Colgate-Palmolive Co.	53,905	3,977,111
Kimberly-Clark Corp.	21,462	3,074,217
Procter & Gamble Co.	154,491	19,252,668
		28,678,664
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	13,765	2,686,377
Tobacco - 0.8%
Altria Group, Inc.	116,929	5,557,635
Philip Morris International, Inc.	96,733	7,999,819
		13,557,454

TOTAL CONSUMER STAPLES		118,670,564

ENERGY - 3.8%
Energy Equipment & Services - 0.3%
Baker Hughes, A GE Co. Class A	31,956	692,167
Halliburton Co.	54,594	1,190,695
National Oilwell Varco, Inc.	23,720	488,869
Schlumberger Ltd.	86,212	2,888,964
TechnipFMC PLC	26,620	439,496
		5,700,191
Oil, Gas & Consumable Fuels - 3.5%
Apache Corp.	23,603	647,666
Cabot Oil & Gas Corp.	26,077	367,425
Cheniere Energy, Inc. (a)	13,611	806,316
Chevron Corp.	118,409	12,686,340
Concho Resources, Inc.	12,492	946,644
ConocoPhillips Co.	70,721	4,202,949
Devon Energy Corp.	28,225	613,047
Diamondback Energy, Inc.	9,472	704,717
EOG Resources, Inc.	36,145	2,635,332
Exxon Mobil Corp.	263,403	16,362,594
Hess Corp.	15,481	875,760
HollyFrontier Corp.	9,789	439,722
Kinder Morgan, Inc.	118,083	2,464,392
Marathon Oil Corp.	52,302	594,674
Marathon Petroleum Corp.	42,384	2,309,928
Noble Energy, Inc.	29,991	592,922
Occidental Petroleum Corp.	46,901	1,862,908
ONEOK, Inc.	25,630	1,918,918
Phillips 66 Co.	26,110	2,385,671
Pioneer Natural Resources Co.	10,502	1,417,770
Targa Resources Corp.	14,394	525,381
The Williams Companies, Inc.	75,237	1,556,654
Valero Energy Corp.	26,153	2,204,959
		59,122,689

TOTAL ENERGY		64,822,880

FINANCIALS - 13.0%
Banks - 5.3%
Bank of America Corp.	548,780	18,016,447
BB&T Corp.	83,915	4,327,497
Citigroup, Inc.	146,838	10,926,216
Citizens Financial Group, Inc.	28,284	1,054,428
Comerica, Inc.	9,771	597,594
Fifth Third Bancorp	39,562	1,125,539
First Republic Bank	10,200	1,130,976
Huntington Bancshares, Inc.	65,595	890,124
JPMorgan Chase & Co.	202,973	26,865,506
KeyCorp	63,094	1,180,489
M&T Bank Corp.	8,628	1,453,991
PNC Financial Services Group, Inc.	28,249	4,196,389
Regions Financial Corp.	62,551	973,919
SVB Financial Group (a)	3,326	799,338
U.S. Bancorp	93,674	4,985,330
Wells Fargo & Co.	253,026	11,877,040
Zions Bancorp NA	11,581	526,820
		90,927,643
Capital Markets - 2.8%
Ameriprise Financial, Inc.	8,384	1,386,797
Bank of New York Mellon Corp.	55,367	2,479,334
BlackRock, Inc. Class A	7,586	4,000,477
Cboe Global Markets, Inc.	6,951	856,502
Charles Schwab Corp.	73,489	3,347,424
CME Group, Inc.	22,281	4,837,428
E*TRADE Financial Corp.	15,716	669,816
Franklin Resources, Inc.	18,372	464,812
Goldman Sachs Group, Inc.	21,196	5,039,349
Intercontinental Exchange, Inc.	35,222	3,513,042
Moody's Corp.	10,351	2,658,033
Morgan Stanley	79,659	4,162,979
MSCI, Inc.	5,482	1,566,756
Northern Trust Corp.	13,559	1,326,206
Raymond James Financial, Inc.	8,017	732,994
S&P Global, Inc.	15,492	4,550,465
State Street Corp.	23,054	1,743,574
T. Rowe Price Group, Inc.	14,854	1,983,455
TD Ameritrade Holding Corp.	16,545	785,557
The NASDAQ OMX Group, Inc.	7,109	827,914
		46,932,914
Consumer Finance - 0.7%
Ally Financial, Inc.	24,930	798,508
American Express Co.	42,996	5,583,891
Capital One Financial Corp.	29,181	2,912,264
Discover Financial Services	20,591	1,547,002
Synchrony Financial	40,047	1,297,923
		12,139,588
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	120,760	27,102,167
Insurance - 2.5%
AFLAC, Inc.	46,965	2,421,985
Alleghany Corp. (a)	920	733,847
Allstate Corp.	21,096	2,500,720
American International Group, Inc.	55,043	2,766,461
Aon PLC	14,882	3,277,761
Arch Capital Group Ltd. (a)	25,210	1,113,274
Arthur J. Gallagher & Co.	11,461	1,175,555
Chubb Ltd.	28,516	4,334,147
Cincinnati Financial Corp.	9,424	989,049
Everest Re Group Ltd.	2,535	701,105
FNF Group	17,168	836,940
Globe Life, Inc.	6,327	659,653
Hartford Financial Services Group, Inc.	22,251	1,319,039
Lincoln National Corp.	13,195	718,864
Loews Corp.	16,895	869,248
Markel Corp. (a)	863	1,012,273
Marsh & McLennan Companies, Inc.	31,248	3,495,401
MetLife, Inc.	60,287	2,996,867
Principal Financial Group, Inc.	16,288	862,450
Progressive Corp.	36,279	2,927,353
Prudential Financial, Inc.	25,685	2,338,876
Reinsurance Group of America, Inc.	3,877	558,482
The Travelers Companies, Inc.	16,338	2,150,408
Willis Group Holdings PLC	8,060	1,702,997
		42,462,755
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	32,659	607,131
Annaly Capital Management, Inc.	84,396	823,705
		1,430,836

TOTAL FINANCIALS		220,995,903

HEALTH CARE - 13.9%
Biotechnology - 2.0%
AbbVie, Inc.	93,622	7,585,254
Alexion Pharmaceuticals, Inc. (a)	13,674	1,359,059
Amgen, Inc.	39,287	8,487,956
Biogen, Inc. (a)	12,264	3,297,176
BioMarin Pharmaceutical, Inc. (a)	11,087	925,765
Exact Sciences Corp. (a)(b)	8,259	770,400
Gilead Sciences, Inc.	80,413	5,082,102
Incyte Corp. (a)	11,004	804,062
Regeneron Pharmaceuticals, Inc. (a)	4,833	1,633,264
Sarepta Therapeutics, Inc. (a)	4,132	479,147
Seattle Genetics, Inc. (a)	7,145	774,447
Vertex Pharmaceuticals, Inc. (a)	15,910	3,612,366
		34,810,998
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	109,288	9,523,356
Abiomed, Inc. (a)	2,793	520,308
Align Technology, Inc. (a)	4,468	1,148,723
Baxter International, Inc.	30,794	2,747,441
Becton, Dickinson & Co.	16,723	4,601,835
Boston Scientific Corp. (a)	86,155	3,607,310
Danaher Corp.	38,429	6,182,073
Dentsply Sirona, Inc.	13,777	771,512
DexCom, Inc. (a)	5,528	1,330,866
Edwards Lifesciences Corp. (a)	13,045	2,868,074
Hologic, Inc. (a)	16,810	899,671
IDEXX Laboratories, Inc. (a)	5,349	1,449,632
Intuitive Surgical, Inc. (a)	7,125	3,988,433
Medtronic PLC	83,495	9,638,663
ResMed, Inc.	8,876	1,411,018
STERIS PLC	5,256	792,027
Stryker Corp.	19,392	4,085,894
Teleflex, Inc.	2,872	1,066,977
The Cooper Companies, Inc.	3,054	1,059,402
Varian Medical Systems, Inc. (a)	5,647	793,799
Zimmer Biomet Holdings, Inc.	12,714	1,880,401
		60,367,415
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	9,648	825,483
Anthem, Inc.	15,952	4,231,747
Cardinal Health, Inc.	18,185	931,254
Centene Corp. (a)	36,069	2,265,494
Cigna Corp.	23,430	4,507,463
CVS Health Corp.	80,496	5,459,239
HCA Holdings, Inc.	16,614	2,306,023
Henry Schein, Inc. (a)	9,383	646,864
Humana, Inc.	8,368	2,813,656
Laboratory Corp. of America Holdings (a)	6,240	1,094,496
McKesson Corp.	11,847	1,689,501
Quest Diagnostics, Inc.	8,463	936,600
UnitedHealth Group, Inc.	59,845	16,304,770
Universal Health Services, Inc. Class B	5,243	718,868
		44,731,458
Health Care Technology - 0.2%
Cerner Corp.	20,247	1,454,342
Veeva Systems, Inc. Class A (a)	7,663	1,123,472
		2,577,814
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	19,813	1,635,761
Illumina, Inc. (a)	9,147	2,653,270
IQVIA Holdings, Inc. (a)	9,758	1,514,930
Mettler-Toledo International, Inc. (a)	1,542	1,167,572
PerkinElmer, Inc.	6,935	641,349
Thermo Fisher Scientific, Inc.	25,085	7,856,371
Waters Corp. (a)	4,547	1,017,573
		16,486,826
Pharmaceuticals - 4.6%
Allergan PLC	19,744	3,685,020
Bristol-Myers Squibb Co.	145,547	9,162,184
Elanco Animal Health, Inc. (a)	24,436	755,072
Eli Lilly & Co.	58,343	8,147,017
Johnson & Johnson	166,424	24,775,541
Merck & Co., Inc.	160,900	13,747,296
Mylan NV (a)	32,079	687,132
Pfizer, Inc.	359,882	13,402,006
Zoetis, Inc. Class A	29,819	4,002,008
		78,363,276

TOTAL HEALTH CARE		237,337,787

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.4%
General Dynamics Corp.	17,347	3,043,358
Harris Corp.	7,257	1,606,192
Huntington Ingalls Industries, Inc.	2,642	689,562
Lockheed Martin Corp.	15,381	6,584,914
Northrop Grumman Corp.	10,761	4,030,748
Raytheon Co.	17,707	3,912,185
Spirit AeroSystems Holdings, Inc. Class A	6,602	431,243
Textron, Inc.	15,007	689,272
The Boeing Co.	32,867	10,460,580
TransDigm Group, Inc.	3,029	1,948,495
United Technologies Corp.	50,510	7,586,602
		40,983,151
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	8,584	619,936
Expeditors International of Washington, Inc.	10,669	779,264
FedEx Corp.	15,082	2,181,460
United Parcel Service, Inc. Class B	43,408	4,493,596
		8,074,256
Airlines - 0.3%
American Airlines Group, Inc.	25,000	671,000
Delta Air Lines, Inc.	38,626	2,153,013
Southwest Airlines Co.	30,835	1,695,308
United Continental Holdings, Inc. (a)	14,023	1,048,920
		5,568,241
Building Products - 0.2%
Johnson Controls International PLC	55,744	2,199,101
Masco Corp.	18,668	887,103
		3,086,204
Commercial Services & Supplies - 0.4%
Cintas Corp.	5,448	1,519,829
Copart, Inc. (a)	13,019	1,320,908
Republic Services, Inc.	13,455	1,278,898
Waste Management, Inc.	24,401	2,969,602
		7,089,237
Electrical Equipment - 0.5%
AMETEK, Inc.	14,446	1,403,429
Eaton Corp. PLC	26,552	2,508,367
Emerson Electric Co.	38,599	2,764,846
Rockwell Automation, Inc.	7,407	1,419,626
		8,096,268
Industrial Conglomerates - 1.4%
3M Co.	36,216	5,746,031
General Electric Co.	541,621	6,743,181
Honeywell International, Inc.	45,750	7,924,815
Roper Technologies, Inc.	6,439	2,457,509
		22,871,536
Machinery - 1.4%
Caterpillar, Inc.	36,074	4,738,320
Cummins, Inc.	8,909	1,425,173
Deere & Co.	20,017	3,174,296
Dover Corp.	9,105	1,036,604
Fortive Corp.	18,317	1,372,493
IDEX Corp.	4,789	784,678
Illinois Tool Works, Inc.	18,881	3,303,797
Ingersoll-Rand PLC	15,167	2,020,699
PACCAR, Inc.	21,719	1,611,767
Parker Hannifin Corp.	8,230	1,610,529
Snap-On, Inc.	3,428	547,212
Stanley Black & Decker, Inc.	9,404	1,498,339
Xylem, Inc.	11,188	913,612
		24,037,519
Professional Services - 0.4%
CoStar Group, Inc. (a)	2,268	1,480,981
Equifax, Inc.	7,515	1,126,499
IHS Markit Ltd.	22,318	1,759,997
Nielsen Holdings PLC	22,126	451,370
TransUnion Holding Co., Inc.	11,560	1,060,052
Verisk Analytics, Inc.	10,278	1,669,867
		7,548,766
Road & Rail - 1.0%
CSX Corp.	48,626	3,712,109
J.B. Hunt Transport Services, Inc.	5,425	585,520
Kansas City Southern	6,235	1,051,782
Norfolk Southern Corp.	16,773	3,492,306
Old Dominion Freight Lines, Inc.	4,072	799,049
Union Pacific Corp.	45,172	8,104,760
		17,745,526
Trading Companies & Distributors - 0.2%
Fastenal Co.	35,719	1,245,879
United Rentals, Inc. (a)	4,899	664,745
W.W. Grainger, Inc.	2,797	846,568
		2,757,192

TOTAL INDUSTRIALS		147,857,896

INFORMATION TECHNOLOGY - 24.3%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	3,226	720,495
Cisco Systems, Inc.	279,547	12,850,776
F5 Networks, Inc. (a)	3,820	466,498
Juniper Networks, Inc.	20,866	478,666
Motorola Solutions, Inc.	10,530	1,863,810
		16,380,245
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	18,695	1,859,592
CDW Corp.	9,267	1,208,880
Corning, Inc.	49,045	1,309,011
Keysight Technologies, Inc.(a)	11,647	1,083,055
TE Connectivity Ltd.	21,256	1,959,378
Trimble, Inc. (a)	15,447	656,806
Zebra Technologies Corp. Class A (a)	3,332	796,415
		8,873,137
IT Services - 5.3%
Accenture PLC Class A	39,537	8,113,388
Akamai Technologies, Inc. (a)	9,923	926,312
Automatic Data Processing, Inc.	27,160	4,654,952
Broadridge Financial Solutions, Inc.	7,286	868,127
Cognizant Technology Solutions Corp. Class A	35,714	2,192,125
DXC Technology Co.	17,079	544,479
Fidelity National Information Services, Inc.	20,417	2,933,106
Fiserv, Inc. (a)	24,807	2,942,358
FleetCor Technologies, Inc. (a)	5,525	1,741,646
Gartner, Inc. (a)	5,626	904,548
Global Payments, Inc.	9,862	1,927,528
GoDaddy, Inc. (a)	10,420	700,328
IBM Corp.	56,531	8,125,201
Jack Henry & Associates, Inc.	4,804	718,390
Leidos Holdings, Inc.	9,172	921,511
MasterCard, Inc. Class A	56,220	17,762,147
Paychex, Inc.	19,781	1,696,616
PayPal Holdings, Inc. (a)	73,165	8,332,762
Square, Inc. (a)	19,184	1,432,853
Twilio, Inc. Class A (a)(b)	5,057	628,787
VeriSign, Inc. (a)	6,569	1,367,272
Visa, Inc. Class A	108,389	21,566,159
		91,000,595
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. (a)	56,142	2,638,674
Analog Devices, Inc.	22,939	2,517,555
Applied Materials, Inc.	61,169	3,547,190
Broadcom, Inc.	25,636	7,823,082
Intel Corp.	278,863	17,827,712
KLA-Tencor Corp.	9,426	1,562,265
Lam Research Corp.	9,693	2,890,550
Marvell Technology Group Ltd.	37,202	894,336
Maxim Integrated Products, Inc.	17,250	1,037,070
Microchip Technology, Inc.	14,773	1,440,072
Micron Technology, Inc. (a)	69,900	3,710,991
NVIDIA Corp.	38,144	9,018,386
Qualcomm, Inc.	70,848	6,044,043
Skyworks Solutions, Inc.	10,962	1,240,350
Texas Instruments, Inc.	59,847	7,220,541
Xilinx, Inc.	15,672	1,323,971
		70,736,788
Software - 7.9%
Adobe, Inc. (a)	30,290	10,636,031
ANSYS, Inc. (a)	5,294	1,452,303
Autodesk, Inc. (a)	13,655	2,687,987
Cadence Design Systems, Inc. (a)	17,568	1,266,828
Citrix Systems, Inc.	7,925	960,669
Fortinet, Inc.(a)	9,005	1,038,817
Intuit, Inc.	16,164	4,532,062
Microsoft Corp.	480,513	81,797,728
Nortonlifelock, Inc.	40,088	1,139,301
Oracle Corp.	156,026	8,183,564
Palo Alto Networks, Inc. (a)	5,982	1,404,454
Parametric Technology Corp. (a)	6,669	554,327
Salesforce.com, Inc. (a)	48,145	8,777,315
ServiceNow, Inc. (a)	11,224	3,796,294
Splunk, Inc. (a)	9,363	1,453,699
SS&C Technologies Holdings, Inc.	13,349	841,120
Synopsys, Inc. (a)	9,291	1,370,515
VMware, Inc. Class A (a)	4,730	700,324
Workday, Inc. Class A (a)	9,208	1,700,073
		134,293,411
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	275,802	85,363,464
Hewlett Packard Enterprise Co.	87,738	1,222,190
HP, Inc.	98,467	2,099,316
NetApp, Inc.	15,028	802,495
Seagate Technology LLC	15,806	900,784
Western Digital Corp.	18,093	1,185,092
		91,573,341

TOTAL INFORMATION TECHNOLOGY		412,857,517

MATERIALS - 2.4%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	13,666	3,262,211
Albemarle Corp. U.S. (b)	6,604	530,169
Celanese Corp. Class A	8,146	843,111
CF Industries Holdings, Inc.	14,294	575,762
Corteva, Inc.	47,545	1,375,001
Dow, Inc.	47,470	2,186,943
DowDuPont, Inc.	47,279	2,419,739
Eastman Chemical Co.	8,707	620,548
Ecolab, Inc.	15,846	3,107,559
FMC Corp.	9,556	913,458
International Flavors & Fragrances, Inc.	6,301	826,124
Linde PLC	34,074	6,921,452
Livent Corp. (a)(b)	7,949	74,800
LyondellBasell Industries NV Class A	19,429	1,512,742
PPG Industries, Inc.	14,917	1,787,653
Sherwin-Williams Co.	5,130	2,857,359
The Mosaic Co.	21,821	432,929
		30,247,560
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,907	1,030,667
Vulcan Materials Co.	8,221	1,164,340
		2,195,007
Containers & Packaging - 0.3%
Avery Dennison Corp.	5,360	703,446
Ball Corp.	20,805	1,501,705
International Paper Co.	25,102	1,022,153
Packaging Corp. of America	5,852	560,329
WestRock Co.	15,816	616,824
		4,404,457
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	90,141	1,000,565
Newmont Corp.	33,148	1,493,649
Nucor Corp.	19,526	927,290
		3,421,504

TOTAL MATERIALS		40,268,528

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	7,234	1,180,589
American Tower Corp.	27,427	6,355,933
AvalonBay Communities, Inc.	8,605	1,864,617
Boston Properties, Inc.	9,613	1,378,024
Camden Property Trust (SBI)	5,794	651,419
Crown Castle International Corp.	25,816	3,868,269
Digital Realty Trust, Inc.	12,838	1,578,946
Duke Realty Corp.	22,596	820,461
Equinix, Inc.	5,030	2,966,342
Equity Lifestyle Properties, Inc.	11,161	811,963
Equity Residential (SBI)	22,973	1,908,597
Essex Property Trust, Inc.	4,134	1,280,548
Extra Space Storage, Inc.	7,939	878,689
Federal Realty Investment Trust (SBI)	4,608	576,092
HCP, Inc.	29,946	1,077,757
Host Hotels & Resorts, Inc.	45,192	738,437
Iron Mountain, Inc.	17,795	562,500
Mid-America Apartment Communities, Inc.	7,092	973,093
Prologis, Inc.	39,217	3,642,475
Public Storage	9,338	2,089,471
Realty Income Corp.	18,818	1,475,519
Regency Centers Corp.	10,535	653,591
SBA Communications Corp. Class A	7,029	1,754,157
Simon Property Group, Inc.	19,170	2,552,486
Sun Communities, Inc.	5,510	893,557
UDR, Inc.	17,161	822,184
Ventas, Inc.	22,188	1,283,798
Vornado Realty Trust	10,746	706,764
Welltower, Inc.	23,409	1,987,658
Weyerhaeuser Co.	46,662	1,350,865
WP Carey, Inc.	10,110	850,453
		49,535,254
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	19,620	1,197,801

TOTAL REAL ESTATE		50,733,055

UTILITIES - 3.4%
Electric Utilities - 2.1%
Alliant Energy Corp.	14,899	884,405
American Electric Power Co., Inc.	30,678	3,197,261
Duke Energy Corp.	44,373	4,332,136
Edison International	20,298	1,553,812
Entergy Corp.	11,278	1,483,283
Evergy, Inc.	15,867	1,144,963
Eversource Energy	19,731	1,823,934
Exelon Corp.	60,179	2,863,919
FirstEnergy Corp.	30,273	1,537,566
NextEra Energy, Inc.	29,744	7,977,341
Pinnacle West Capital Corp.	7,039	687,640
PPL Corp.	44,845	1,622,941
Southern Co.	64,231	4,521,862
Xcel Energy, Inc.	31,974	2,212,281
		35,843,344
Gas Utilities - 0.1%
Atmos Energy Corp.	7,329	857,713
UGI Corp.	10,905	453,539
		1,311,252
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	17,914	660,847
The AES Corp.	41,233	818,887
Vistra Energy Corp.	24,251	546,133
		2,025,867
Multi-Utilities - 1.0%
Ameren Corp.	15,200	1,247,160
CenterPoint Energy, Inc.	31,155	824,984
CMS Energy Corp.	17,657	1,209,681
Consolidated Edison, Inc.	19,387	1,822,378
Dominion Energy, Inc.	47,623	4,083,672
DTE Energy Co.	11,852	1,571,694
NiSource, Inc.	22,608	662,640
Public Service Enterprise Group, Inc.	31,443	1,861,426
Sempra Energy	17,483	2,808,469
WEC Energy Group, Inc.	19,633	1,961,140
		18,053,244
Water Utilities - 0.1%
American Water Works Co., Inc.	11,250	1,532,250

TOTAL UTILITIES		58,765,957

TOTAL COMMON STOCKS
(Cost $1,540,074,869)		1,696,588,985
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20 (c)
(Cost $49,882)	50,000	49,905
	Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund 1.58% (d)	15,216,724	$15,219,767
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	6,989,945	6,990,644
TOTAL MONEY MARKET FUNDS
(Cost $22,210,389)		22,210,411
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,562,335,140)		1,718,849,301
NET OTHER ASSETS (LIABILITIES) - (1.0)%(f)		(17,659,022)
NET ASSETS - 100%		$1,701,190,279

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	28	March 2020	$4,513,600	$33,983	$33,983

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,905.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $23,204 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,520
Fidelity Securities Lending Cash Central Fund	13,799
Total	$53,319

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligation are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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